UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21471

Nuveen Tax-Advantaged Total Return Strategy Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Tax-Advantaged Total Return Strategy Fund (JTA)
September 30, 2011

Shares	Description (1)	Value
	Common Stocks – 93.2% (65.0% of Total Investments)
	Aerospace & Defense – 2.4%
80,000	Raytheon Company	$ 3,269,600
	Automobiles – 1.8%
124,400	General Motors Company, (2)	2,510,392
	Biotechnology – 1.9%
47,500	Amgen Inc.	2,610,125
	Commercial Banks – 2.6%
150,900	Wells Fargo & Company	3,639,708
	Commercial Services & Supplies – 1.6%
115,800	Pitney Bowes Inc.	2,177,040
	Communications Equipment – 5.4%
229,000	Cisco Systems, Inc.	3,547,210
95,285	Motorola Solutions Inc.	3,992,442
	Total Communications Equipment	7,539,652
	Diversified Financial Services – 4.2%
138,600	Citigroup Inc.	3,550,932
75,400	JP Morgan Chase & Co.	2,271,048
	Total Diversified Financial Services	5,821,980
	Diversified Telecommunication Services – 1.6%
369,000	Frontier Communications Corporation	2,254,590
	Food & Staples Retailing – 1.9%
78,000	CVS Caremark Corporation	2,619,240
	Industrial Conglomerates – 1.0%
87,600	General Electric Company	1,335,024
	Insurance – 11.7%
365,900	Genworth Financial Inc., Class A, (2)	2,100,266
215,600	Hartford Financial Services Group, Inc.	3,479,784
63,000	Loews Corporation	2,176,650
121,900	MetLife, Inc., (3)	3,414,419
177,444	Symetra Financial Corporation	1,446,169
172,700	Unum Group	3,619,792
	Total Insurance	16,237,080
	Machinery – 3.0%
75,000	Ingersoll Rand Company Limited, Class A	2,106,750
59,600	PACCAR Inc.	2,015,672
	Total Machinery	4,122,422
	Media – 8.8%
286,000	Interpublic Group Companies, Inc.	2,059,200
17,337	Metro-Goldwyn-Mayer, (10)	305,565
265,000	National CineMedia, Inc.	3,845,150
140,400	Time Warner Inc.	4,207,788
47,000	Viacom Inc., Class B	1,820,780
	Total Media	12,238,483
	Metals & Mining – 8.1%
112,300	AngloGold Ashanti Limited, Sponsored ADR	4,644,728
97,200	Barrick Gold Corporation	4,534,380
63,000	Nucor Corporation	1,993,320
	Total Metals & Mining	11,172,428
	Oil, Gas, & Consumable Fuels – 5.7%
28,000	Exxon Mobil Corporation	2,033,640
32,400	Occidental Petroleum Corporation	2,316,600
81,600	Total SA, Sponsored ADR	3,579,792
	Total Oil, Gas, & Consumable Fuels	7,930,032
	Pharmaceuticals – 18.2%
94,500	GlaxoSmithKline PLC, Sponsored ADR	3,901,905
111,700	Merck & Company Inc.	3,653,707
410,000	Pfizer Inc.	7,248,800
228,000	Sanofi-Aventis	7,478,400
78,200	Teva Pharmaceutical Industries Limited, Sponsored ADR	2,910,604
	Total Pharmaceuticals	25,193,416
	Professional Services – 1.0%
52,200	Nielsen Holdings BV, (2)	1,361,376
	Software – 7.0%
312,500	CA Inc.	6,065,625
148,800	Microsoft Corporation, (3)	3,703,632
	Total Software	9,769,257
	Tobacco – 2.2%
48,600	Philip Morris International	3,031,667
	Wireless Telecommunication Services – 3.1%
170,000	Vodafone Group PLC, Sponsored ADR	4,360,500
	Total Common Stocks (cost $147,167,215)	129,194,012

Shares	Description (1)	Coupon	Ratings (4)	Value
	$25 Par (or similar) Preferred Securities – 8.7% (6.1% of Total Investments)
	Commercial Banks – 0.5%
500	HSBC Holdings PLC	8.000%	A-	$ 12,715
700	Wells Fargo & Company, Convertible Bond	7.500%	A-	723,142
	Total Commercial Banks			735,857
	Consumer Finance – 0.8%
6,000	Heller Financial Inc.	6.687%	A+	600,563
25,900	HSBC Finance Corporation	6.360%	Baa2	538,461
	Total Consumer Finance			1,139,024
	Diversified Financial Services – 1.0%
15,000	Bank of America Corporation	8.200%	BB+	330,300
300	Bank of America Corporation	7.250%	BB+	229,797
26,300	Citigroup Inc.	8.500%	BB+	664,075
1,888	Citigroup Inc.	6.500%	BB+	86,848
	Total Diversified Financial Services			1,311,020
	Electric Utilities – 2.8%
18,150	Alabama Power Company	6.500%	BBB+	509,902
12,000	Connecticut Power & Light Company	4.960%	Baa3	549,000
5,000	Georgia Power Company	6.500%	BBB+	544,532
5,000	Gulf Power Company	6.450%	BBB+	540,340
30,000	PPL Electric Utilities Corporation	6.250%	BB+	751,875
5,000	Southern California Edison Company	6.500%	Baa2	505,938
5,000	Southern California Edison Company	6.125%	Baa2	493,282
	Total Electric Utilities			3,894,869
	Insurance – 2.9%
25,000	Aspen Insurance Holdings Limited	7.401%	BBB-	610,000
25,000	Axis Capital Holdings Limited	7.250%	BBB	623,250
13,067	Endurance Specialty Holdings Limited	7.750%	BBB-	331,248
3,500	Endurance Specialty Holdings Limited	7.500%	BBB-	86,135
25,000	MetLife Inc., Series B	6.500%	Baa2	623,000
16,501	PartnerRe Limited	7.250%	BBB+	419,950
25,000	Principal Financial Group	6.518%	Baa3	631,250
28,500	Prudential PLC	6.750%	A-	713,355
	Total Insurance			4,038,188
	Oil, Gas, & Consumable Fuels – 0.5%
25,000	Kayne Anderson MLP Trust, (3)	4.950%	N/R	637,750
	Thrifts & Mortgage Finance – 0.2%
12,796	Santander Holdings USA	7.300%	BBB+	291,876
	Total $25 Par (or similar) Preferred Securities (cost $11,824,418)			12,048,584

			Weighted
Principal			Average
Amount (000)		Description (1)	Coupon	Maturity (5)	Ratings (4)	Value
		Variable Rate Senior Loan Interests – 33.0% (23.1% of Total Investments) (6)
		Aerospace & Defense – 0.3%
$ 422		Transdigm, Inc., Term Loan	4.000%	6/30/17	Ba2	$ 413,630
		Auto Components – 1.3%
1,317		Federal-Mogul Corporation, Tranche B, Term Loan	2.159%	12/29/14	Ba3	1,217,572
672		Federal-Mogul Corporation, Tranche C, Term Loan	2.166%	12/28/15	Ba3	621,210
1,989		Total Auto Components				1,838,782
		Biotechnology – 0.6%
898		Grifols, Term Loan	6.000%	6/01/17	BB	882,488
		Building Products – 0.7%
931		Goodman Global Inc., Term Loan	5.750%	10/28/16	B+	924,434
		Chemicals – 1.8%
1,625		Ashland, Inc., Term Loan	3.750%	8/23/18	Baa3	1,615,424
993		Univar, Inc., Term Loan	5.000%	6/30/17	B	931,296
2,618		Total Chemicals				2,546,720
		Communications Equipment – 1.2%
661		Avaya, Inc., Term Loan B3	4.814%	10/26/17	B1	564,625
329		Avaya, Inc., Term Loan	2.750%	10/27/14	B1	297,496
865		Intelsat, Term Loan	5.250%	4/02/18	BB-	834,423
1,855		Total Communications Equipment				1,696,544
		Consumer Finance – 0.5%
750		Springleaf Financial Funding Company, Term Loan	5.500%	5/10/17	B+	659,062
		Containers & Packaging – 0.3%
469		Sealed Air Corporation, Term Loan, WI/DD	TBD	TBD	Ba1	470,039
		Electric Utilities – 1.0%
1,860		TXU Corporation, 2014 Term Loan	3.726%	10/10/14	B2	1,320,028
		Food & Staples Retailing – 1.3%
867		Reynolds Group Holdings, Inc., Add on Term Loan	6.500%	8/09/18	BB-	841,028
990		U.S. Foodservice, Inc., Term Loan	2.738%	7/03/14	B-	915,749
1,857		Total Food & Staples Retailing				1,756,777
		Food Products – 1.6%
1,000		JBS USA LLC, Term Loan	4.250%	5/25/18	BB	960,000
1,371		Michael Foods Group, Inc., Term Loan	4.250%	2/25/18	B+	1,325,353
2,371		Total Food Products				2,285,353
		Health Care Providers & Services – 4.3%
65		Community Health Systems, Inc., Delayed Term Loan	2.569%	7/25/14	BB	61,110
141		Community Health Systems, Inc., Extended Term Loan	3.819%	1/25/17	BB	130,109
1,268		Community Health Systems, Inc., Term Loan	2.569%	7/25/14	BB	1,189,323
993		DaVita, Inc., Tranche B, Term Loan	4.500%	10/20/16	BB	980,714
997		Golden Living, Term Loan	5.000%	5/04/18	B+	890,839
76		HCA, Inc., Tranche B2, Term Loan	3.619%	3/31/17	BB	71,711
914		Kindred Healthcare, Term Loan	5.250%	6/01/18	Ba3	850,369
1,831		Universal Health Services, Inc., Term Loan B	4.000%	11/15/16	BB+	1,780,015
6,285		Total Health Care Providers & Services				5,954,190
		Hotels, Restaurants & Leisure – 4.3%
1,975		24 Hour Fitness Worldwide, Inc., New Term Loan	6.750%	4/22/16	Ba3	1,915,750
1,070		Reynolds Group Holdings, Inc., US Term Loan	6.500%	2/09/18	BB	1,038,995
2,052		Seaworld Parks and Entertainment, Inc., Term Loan B	4.000%	8/17/17	BB+	1,998,132
1,050		Six Flags Theme Parks, Inc., Tranche B, Term Loan	5.250%	6/30/16	BB	1,040,156
6,147		Total Hotels, Restaurants & Leisure				5,993,033
		Household Products – 0.7%
993		Visant Corporation, Term Loan	5.250%	12/22/16	BB-	913,100
		Insurance – 0.5%
619		Fidelity National Information Services, Inc., Term Loan B	5.250%	7/18/16	BBB-	619,523
		Internet Software & Services – 0.4%
633		Go Daddy Operating Co., LLC, Term Loan, First Lien, WI/DD	TBD	TBD	Ba3	601,139
		IT Services – 2.6%
1,377		First Data Corporation, Term Loan B1	2.985%	9/24/14	B+	1,209,581
372		First Data Corporation, Term Loan B2	2.985%	9/24/14	B+	326,771
679		Frac Tech International LLC, Term Loan	6.250%	5/06/16	B+	668,418
746		Infor Global Solutions Intermediate Holdings, Ltd., Term Loan B2	7.250%	7/28/15	B+	674,689
687		SunGard Data Systems, Inc., Term Loan B	1.977%	2/28/14	BB	671,945
3,861		Total IT Services				3,551,404
		Media – 5.7%
620		Bresnan Broadband Holdings LLC, Term Loan B	4.500%	12/14/17	BB+	600,928
1,000		Cumulus Media, Inc., Term Loan, First Lien	5.750%	6/15/18	Ba2	946,250
750		Cumulus Media, Inc., Term Loan, Second Lien	7.500%	9/16/19	B2	698,438
1,295		Interactive Data Corporation, Term Loan B	4.500%	2/11/18	Ba3	1,249,224
294		Mediacom Broadband LLC, Tranche D, Term Loan	5.500%	3/31/17	BB-	288,488
1,975		Mediacom Broadband LLC, Tranche F, Term Loan	4.500%	10/23/17	BB-	1,908,344
266		Nielsen Finance LLC, Term Loan C	3.476%	5/02/16	Ba2	258,278
670		SuperMedia, Term Loan	8.000%	12/31/15	B-	300,456
1,956		Univision Communications, Inc., Term Loan	4.489%	3/31/17	B+	1,666,641
8,826		Total Media				7,917,047
		Multiline Retail – 0.7%
998		Bass Pro Group LLC, Term Loan B	5.254%	6/13/17	BB-	958,223
		Pharmaceuticals – 0.6%
418		Warner Chilcott Corporation, Term Loan B1	4.250%	3/17/18	BBB-	407,425
209		Warner Chilcott Corporation, Term Loan B2	4.250%	3/17/18	BBB-	203,713
287		Warner Chilcott Corporation, Term Loan B3	4.250%	3/17/18	BBB-	280,105
914		Total Pharmaceuticals				891,243
		Real Estate Investment Trust – 0.5%
714		iStar Financial, Inc., Tranche A1	5.000%	6/28/13	BB-	694,023
		Real Estate Management & Development – 0.3%
427		LNR Property Corporation, Term Loan	4.750%	4/29/16	BB+	419,098
		Road & Rail – 0.6%
901		Swift Transportation Company, Inc., Term Loan	6.000%	12/21/16	BB-	878,036
		Semiconductors & Equipment – 0.7%
995		NXP Semiconductor LLC, Term Loan	4.500%	3/04/17	B2	936,543
		Specialty Retail – 0.5%
741		Burlington Coat Factory Warehouse Corporation, Term Loan B	6.250%	2/23/17	B-	713,776
$ 49,074		Total Variable Rate Senior Loan Interests (cost $48,445,040)				45,834,235

Principal
Amount (000)/
Shares		Description (1)	Coupon	Maturity	Ratings (4)	Value
		Capital Preferred Securities – 0.9% (0.6% of Total Investments)
		Commercial Banks – 0.5%
500		PNC Financial Services Inc.	6.750%	8/01/21	BBB	$ 478,865
–	(12)	U.S. Bancorp.	3.500%	4/15/61	A3	286,020
		Total Commercial Banks				764,885
		Diversified Financial Services – 0.4%
500		JP Morgan Chase & Company	7.900%	4/30/18	BBB+	515,005
		Total Capital Preferred Securities (cost $1,305,564)				1,279,890

Principal
Amount (000)		Description (1)	Coupon	Maturity		Value
		Short-Term Investments – 7.4% (5.2% of Total Investments)
$ 9,273		Repurchase Agreement with Fixed Income Clearing Corporation dated 9/30/11, repurchase price $9,273,022 collateralized by $8,670,000 U.S. Treasury Notes, 2.625%, due 4/30/18, value $9,461,138	0.010%	10/03/11		$ 9,273,014
983		Repurchase Agreement with Fixed Income Clearing Corporation dated 9/30/11, repurchase price $983,196 collateralized by $950,000 U.S. Treasury Notes, 2.125%, due 11/30/14, value $1,005,813	0.010%	10/03/11		983,195
$ 10,256		Total Short-Term Investments (cost $10,256,209)				10,256,209
		Total Investments (cost $218,998,446) – 143.2%				198,612,930
		Borrowings – (40.3)% (7), (8)				(55,900,000)
		Other Assets Less Liabilities – (2.9)% (9)				(4,004,435)
		Net Assets Applicable to Common Shares – 100%				$ 138,708,495

Investments in Derivatives at September 30, 2011:

Call Options Written outstanding:

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (11)	Date	Price	Value
Call Options Written – (0.1)%
(400)	Barrick Gold Corporation	$ (2,100,000)	1/21/12	$ 52.5	$ (97,400)
(400)	Total Call Options Written (premiums received $132,788)	$ (2,100,000)			$ (97,400)

Interest Rate Swaps outstanding:

		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive	Floating Rate		Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	Fixed Rate*	Frequency	Date	(Depreciation)
JP Morgan	$13,975,000	Receive	1-Month USD-LIBOR	1.412%	Monthly	3/29/14	$ (309,470)
Morgan Stanley	13,975,000	Receive	1-Month USD-LIBOR	0.409	Monthly	3/29/12	(5,588)
Morgan Stanley	13,975,000	Receive	1-Month USD-LIBOR	2.323	Monthly	3/29/16	(796,930)
							$ (1,111,988)

* Annualized.

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments
Common Stocks*	$128,888,447	$305,565	$–	129,194,012
$25 Par (or similar) Preferred Securities	7,553,153	4,495,431	$–	12,048,584
Variable Rate Senior Loan Interests	–	45,834,235	$–	45,834,235
Capital Preferred Securities	286,020	993,870	$–	1,279,890
Short-Term Investments	–	10,256,209	$–	10,256,209
Derivatives:
Call Options Written	(97,400)	–	–	(97,400)
Interest Rate Swaps**	–	(1,111,988)	–	(1,111,988)
Total	136,630,220	60,773,322	–	197,403,542

*     Refer to the Fund's Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.

**     Represents net unrealized appreciation (depreciation) as reported in the Fund's Portfolio of Investments.

During the period ended September 30, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund's investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of September 30, 2011, the location of these instruments on the Statement of Assets and Liablilities, and the primary underlying risk exposure.

Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Interest Rate	Swaps	Unrealized apprecation on interest rate swaps*	$ –	Unrealized depreciation on interest rate swaps*	$ 1,111,988
Equity Price	Options	–	–	Call options written, at value	97,400
Total			$ –		$ 1,209,388

*Value represents cumulative gross unrealized appreciation (depreciation) of swap contracts as report in the Fund's Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, recognition of premium amortization and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2011, the cost of investments (excluding investments in derivatives) was $222,188,727.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at September 30, 2011, were as follows:

Gross unrealized:
Appreciation	$ 8,858,000
Depreciation	(32,433,797)
Net unrealized appreciation (depreciation) of investments	$ (23,575,797)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(4)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(6)

Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(7)

The Fund may pledge up to 100% of it eligible investments in the Portfolio of Investments as collateral for Borrowings.  As of September 30, 2011, investments with a value of $116,247,246 have been pledged as collateral for Borrowings.

(8)	Borrowings as a percentage of Total Investments is 28.1%.
(9)	Other Assets Less Liabilities include the Value and/or Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives at September 30, 2011.
(10)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.
(11)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
(12)	Principal Amount (000) rounds to less than $1,000.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
ADR	American Depositary Receipt.
TBD

Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

USD-LIBOR	United States Dollar–London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Tax-Advantaged Total Return Strategy Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 29, 2011

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 29, 2011